SEMIANNUAL REPORT  JUNE 30, 2000

Prudential
High Yield Fund, Inc.

Fund  Type Junk bond
Objective Current income and capital appreciation (as a secondary objective)

Build On The Rock

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                 (LOGO)

Build on the Rock

Investment Goals and Style
The Prudential High Yield Fund's primary investment objective is to maximize current income. To achieve its objective, the Fund invests in a diversified portfolio of high-yield, fixed-income securities. As a secondary investment objective, the Fund seeks capital appreciation. The Fund invests primarily in bonds rated BB or lower by independent nationally recognized statistical rating organizations. Bonds rated BB or lower are below investment grade and are commonly known as "junk bonds."
As a result, they are subject to greater risk of default of payment of principal and interest than investment-grade bonds. There can be no assurance that the Fund will achieve its investment objectives.

Credit Quality
   Expressed as a percentage of
total investments* as of 6/30/00
      1.4%   Baa
      14.5   Ba
      65.4   B
       4.3   Caa or lower
       2.5   Not Rated
       7.4   Equities & Other
       4.5   Cash & Equivalents

* Excludes cash received as a result of securities on loan.

Ten Largest Issuers

   Expressed as a percentage of
   net assets as of 6/30/00

   2.6%  CSC Holdings, Inc.
   2.6   Nextel Communications, Inc.
   1.9   Level 3 Communications, Inc.
   1.5   Adelphia Communications Corp.
   1.5   United Pan-Europe
         Communications, Inc.
   1.4   AES Corp.
   1.3   Allied Waste North America, Inc.
   1.2   California Fed. Corp.
   1.1   Charter Communications
         Holdings LLC.
   1.1   Global Crossing Holdings Ltd.

Performance at a Glance

Cumulative Total Returns1                 As of 6/30/00
                    Six     One     Five   Ten   Since
                   Months   Year   Years   Years   Inception2
Class A            -1.91%   -1.12%   38.32%   150.80%   146.37%
Class B            -2.03    -1.51    34.43    137.29    537.72
Class C            -2.03    -1.51    34.43     N/A       46.35
Class Z            -1.77    -0.83     N/A      N/A       25.27
Lipper High Current
Yield Fund Avg.3   -1.66    -0.77    36.93    154.20      ***


Average Annual Total Returns1          As of 6/30/00
                 One     Five     Ten      Since
                 Year    Years   Years   Inception2
   Class A      -5.07%   5.84%   9.18%     8.60%
   Class B      -6.51    5.94    9.03      9.11
   Class C      -3.50    5.88     N/A      6.47
   Class Z      -0.83    N/A      N/A      5.34

Distributions and Yields               As of 6/30/00
             Total Distributions    30-Day
             Paid for Six Months   SEC Yield
   Class A        $0.36             10.55%
   Class B        $0.34             10.48
   Class C        $0.34             10.37
   Class Z        $0.37             11.25

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class
A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and
1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
2 Inception dates: Class A, 1/22/90; Class B, 3/29/79;
Class C, 8/1/94; and Class Z, 3/1/96.
3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the High Current Yield Fund category. The
Lipper average is unmanaged. High Current Yield funds aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.
***Lipper Since Inception returns are 163.25% for Class
A, 649.18% for Class B, 48.55% for
Class C, and 25.24% for Class Z, based on all funds in each share class.

(LOGO)                                  August 14, 2000

Dear Shareholder,
During our fiscal half-year ended June 30, 2000, the Prudential High Yield Fund and its benchmark Lipper
Average generated negative returns due to the bearish conditions in some U.S. fixed-income markets, including high-yield bonds. Among the factors that pressured prices of high-yield bonds were the Federal Reserve's three increases in short-term interest rates along with a rise in the "junk bond" default rate.

The following report provides a discussion of developments in the high-yield bond market and an explanation of the Fund's performance.

STAYING THE COURSE AMID UPS
AND DOWNS OF FINANCIAL MARKETS
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. Changes in asset allocation should, as a general rule, reflect basic shifts in an investor's time horizon and tolerance for risk-not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.

Deciding on the appropriate level of diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President
Prudential High Yield Fund, Inc.

Prudential High Yield Fund, Inc.
Semiannual Report   June 30, 2000

Investment Adviser's Report

Several factors contributed to making the first half of the year 2000 a challenging period for the high-yield bond market. The Federal Reserve repeatedly increased short-term interest rates to slow U.S. economic growth.
An increasing number of companies defaulted or missed interest payments on their "junk bonds." Additionally, many investors redeemed their shares of high-yield mutual funds and shifted their money into less risky investments.
The Fed raised short-term rates a quarter of a percentage point in February and in March, and half a percentage point-its largest increase in more than five years-in
May. Higher short-term rates led to higher borrowing costs for consumers and businesses, which could curb economic activity and help keep inflation in check. In anticipation of the rate hikes, investors required higher yields (and lower prices) on most types of U.S. fixed-income securities, including "junk bonds." This trend was reflected in the negative returns of the Fund and its benchmark Lipper Average for the first half of 2000.

Adopting a more defensive investment strategy
With U.S. economic growth slowing from its torrid pace of late 1999, we adopted a moderately defensive posture.
That is, we emphasized bonds of energy and utility companies because we believe these industries should remain relatively profitable despite the general decline in consumer spending during the spring. An increase in oil prices also helped to support the energy sector.
Utility bonds accounted for 4% of the Fund's total investments as of June 30, 2000, while energy bonds stood at 6%.

Telecommunications industry bonds, which currently represent about 22% of the high-yield bond market, comprised the Fund's largest position-23% of total investments as of June 30, 2000. Most of these holdings are concentrated in larger, higher-quality issuers. The industry remains a hot bed of takeover activity as companies vie to become global providers of both wired and wireless means of transmitting data, video, and voice. For example, we owned bonds of VoiceStream
Wireless that agreed to be acquired by Deutsche Telecom.

Meanwhile, we trimmed our exposure to certain cyclical sectors of the economy, such as retailing and home building. Higher mortgage rates and the recent pullback in consumer spending have hurt these industries.
A preference for better-quality high-yield bonds
Amid concern about rising defaults, the best performing credit tier of the Lehman High Yield Index for the six-month period was the BB (or its equivalent Ba) ratings category-the highest in the "junk bond" market. Companies in this ratings category comprised most of a select group that could issue new high-yield bonds. We bought attractively priced, newly issued bonds of companies such as Orion Power. Bonds in the Ba ratings category accounted for 14.5% of the Fund's total investments as of June 30, 2000.
By contrast, roughly 4.0% of the Fund's total investments were in bonds rated Caa or lower at the end of our reporting period, compared with about 10% of Caa-rated bonds in the Lehman High Yield Index. With the "junk bond" market generally out of favor, Caa-rated bonds performed poorly and were a drag on the Fund's performance. In addition, the Fund experienced credit quality problems in the healthcare and air transport sectors, suffering losses on the bonds of companies such as Dade International, Inc. and Kitty Hawk, Inc.

Looking Ahead: Maintaining a defensive strategy
Newly issued high-yield bonds continue to offer good relative value, from a historical perspective. Difficult market conditions over the past several months have forced companies that issue "junk bonds" to price them at attractive levels in order to draw investors. We are continuing to purchase newly issued bonds, particularly in the utility and telecommunications sectors.
Defaults on junk bonds are expected to remain at high levels. Therefore, we will continue to shift the Fund's focus away from bonds of home builders, retailers, and other cyclical sectors. Similarly, we will continue to reduce the Fund's exposure to lower-quality "junk bonds," such as those rated Caa.

Prudential High Yield Fund Management Team

Prudential High Yield Fund, Inc.
Semiannual Report   June 30, 2000


Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited)

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  94.1%
Corporate Bonds  86.7%
----------------------------------------------------------------------------------------
Aerospace  0.1%
BE Aerospace, Inc., Sr. Sub. Notes    B2         9.50%       11/01/08   $ 3,500(g)    $     3,220,000
Compass Aerospace Corp.,
 Sr. Sub. Notes                       Caa3       10.125      4/15/05      3,250               487,500
                                                                                      ---------------
                                                                                            3,707,500
----------------------------------------------------------------------------------------
Automotive Parts  2.8%
Federal Mogul Corp.,
 Sr. Notes                            Ba2        7.375       1/15/06      1,250               918,750
 Sr. Notes                            Ba2        7.50        1/15/09      6,640(g)          4,648,000
 Sr. Notes                            Ba2        7.875       7/01/10      3,030(g)          2,075,550
Foamex JPS Automotive LLC,
 Sr. Notes                            B1         11.125      6/15/01     17,755            17,888,163
Hayes Wheels Int'l., Inc.,
 Sr. Sub. Notes                       B2         11.00       7/15/06     29,750(g)         29,378,125
 Sr. Sub. Notes                       B2         9.125       7/15/07      4,875             4,374,375
Lear Corp.,
 Sr. Notes                            Ba1        7.96        5/15/05      4,900(g)          4,557,000
 Sr. Notes                            Ba1        8.11        5/15/09      5,350             4,815,000
Stanadyne Automotive Corp.,
 Sr. Sub. Notes                       B(a)       10.25       12/15/07     8,725             7,329,000
Tenneco Automotive, Inc.,
 Sr. Sub. Notes                       B+(a)      11.625      10/15/09     6,210(g)          5,526,900
Venture Holdings, Sr. Notes           B          9.50        7/01/05     13,315             9,719,950
                                                                                      ---------------
                                                                                           91,230,813
----------------------------------------------------------------------------------------
Broadcasting & Other Media  4.2%
Alliance Atlantis Communications
 Corp., Sr. Sub. Notes                B2         13.00       12/15/09     5,000             5,125,000
 Sr. Sub. Notes                       B2         13.00       12/15/09     8,920             9,143,000

    6                                      See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
American Lawyer Media, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 12/15/02)                     Caa1       12.25%      12/15/08   $10,500       $     6,720,000
 Sr. Sub. Notes                       B2         9.75        12/15/07     3,700             3,367,000
Capstar Radio Broadcasting,
 Sr. Disc. Notes, Zero Coupon
 (until 2/1/02)                       B2         12.75       2/01/09     16,675            15,299,312
 Sr. Sub. Notes                       B1         9.25        7/01/07     12,000            11,970,000
Fox Family Worldwide, Inc.,
 Sr. Notes                            B1         9.25        11/01/07     2,755             2,465,725
Garden State Newspapers, Inc.,
 Sr. Sub. Notes                       B1         8.75        10/01/09       600               534,000
Globo Communicacoes, (Brazil)
 Sr. Notes                            B2         10.50       12/20/06     6,000(g)(i)       5,220,000
Liberty Group Publishing, Inc.,
 Sr. Disc. Deb., Zero Coupon
 (until 2/1/03)                       Caa2       11.625      2/01/09      5,625             2,756,250
 Sr. Sub. Notes                       Caa1       9.375       2/01/08      6,550             5,436,500
Lin Holdings Corp., Sr. Disc.
 Notes, Zero Coupon (until 3/1/03)    B3         10.00       3/01/08     17,405            11,443,787
Mail-Well Corp., Sr. Sub. Notes       B1         8.75        12/15/08     8,000(g)          6,800,000
Paxson Communications Corp.,
 Sr. Sub. Notes                       B3         11.625      10/01/02     5,295             5,414,138
Production Resource LLC.,
 Sr. Sub. Notes                       CC-(a)     11.50       1/15/08     15,000             3,075,000
SFX Broadcasting, Inc.,
 Sr. Sub. Notes                       B3         9.125       2/01/08     18,875            19,063,750
Spectrasite Holdings, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 4/15/04)                      B3         11.25       4/15/09      5,500             3,128,125
Sun Media Corp., (Canada)
 Sr. Sub. Notes                       B1         9.50        5/15/07      9,522(g)(i)       9,236,340
Transwestern Publishing Co.,
 Sr. Sub. Notes                       B2         9.625       11/15/07     5,250             5,066,250
Young America Corp.,
 Sr. Sub. Notes                       Caa1       11.625      2/15/06      5,000             3,450,000
                                                                                      ---------------
                                                                                          134,714,177

    See Notes to Financial Statements                                      7

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Building & Related Industries  1.9%
Ainsworth Lumber Ltd., Sr. Notes      B2         12.50%      7/15/07    $15,500       $    15,500,000
American Builders, Sr. Sub. Notes     B3         10.625      5/15/07      5,000             4,100,000
Congoleum Corp., Sr. Notes            B2         8.625       8/01/08      6,000             3,900,000
Del Webb Corp., Sr. Sub. Deb.         B2         9.375       5/01/09      6,950             5,820,625
Kaufman & Broad Home Corp.,
 Sr. Sub. Notes                       B1         9.625       11/15/06    16,425(b)         15,685,875
Kevco, Inc., Sr. Sub. Notes           Ca         10.375      12/01/07     8,755             2,626,500
Lennar Corp., Sr. Notes               Ba1        9.95        5/01/10      2,345             2,315,688
Nortek, Inc.,
 Sr. Notes                            B1         9.25        3/15/07      8,905             8,281,650
 Sr. Notes                            B1         9.125       9/01/07      4,535(g)          4,194,875
                                                                                      ---------------
                                                                                           62,425,213
----------------------------------------------------------------------------------------
Cable  9.7%
Adelphia Communications Corp.,
 Sr. Notes                            B1         8.125       7/15/03      7,095             6,633,825
 Sr. Notes                            B1         9.50        2/15/04        342(g)            317,877
 Sr. Notes                            B1         10.50       7/15/04     11,300            11,300,000
 Sr. Notes                            B1         9.50        3/01/05     12,000            11,490,000
 Sr. Notes, Ser. B                    B1         9.25        10/01/02     3,325             3,258,500
 Sr. Notes, Ser. B                    B1         9.875       3/01/07      7,000(g)          6,720,000
Avalon Cable Holdings LLC,
 Sr. Disc. Notes, Zero Coupon
 (until 12/1/03)                      B2         11.875      12/01/08     8,000             5,200,000
Callahan Nordrhein Westfalen,
 Sr. Disc. Notes                      B3         Zero        7/15/10     15,000             6,937,500
 Sr. Notes                            B3         14.00%      7/15/10     15,000            15,018,750
Century Communications Corp.
 Sr. Notes,                           B1         Zero        3/15/03      2,000             1,480,000
Charter Communications Holdings
 LLC,
 Sr. Disc. Notes, Zero Coupon
 (until 4/1/04)                       B2         9.92        4/01/11     10,755(g)          6,103,462
 Sr. Notes                            B2         8.625       4/01/09     22,750(g)         20,076,875
 Sr. Notes                            B2         10.00       4/01/09      3,500             3,403,750
 Sr. Notes                            B2         10.25       1/15/10      5,600             5,404,000

    8                                      See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Classic Cable, Inc.,
 Sr. Sub. Notes                       B3         9.375%      8/01/09    $ 6,150       $     5,350,500
 Sr. Sub. Notes                       B3         10.50       3/01/10      5,055(g)          4,650,600
Coaxial Communications, Inc.,
 Sr. Notes                            B3         10.00       8/15/06      5,750             5,491,250
Comcast UK Cable Corp.,
 Sr. Disc. Deb., Zero Coupon
 (until 11/15/00)                     B2         11.20       11/15/07    17,000            16,107,500
CSC Holdings, Inc., Sr. Sub. Deb.     Ba3        10.50       5/15/16      7,635             8,054,925
Diamond Cable Co., (United
 Kingdom)
 Sr. Disc. Notes,                     B3         13.25       9/30/04      8,010(i)          8,410,500
 Sr. Disc. Notes, Zero Coupon
 (until 12/15/00)                     B3         11.75       12/15/05     9,275(i)          8,811,250
International Cabletel, Inc.,
 Sr. Disc. Notes,                     B3         12.75       4/15/05     19,450            19,887,625
Mediacom LLC Capital Corp.,
 Sr. Notes                            B2         7.875       2/15/11     11,250             9,843,750
Multicanal S.A., (Argentina)
 Sr. Notes,                           B1         13.125      4/15/09      5,750(i)          5,520,000
NTL, Inc.,
 Sr. Notes, Zero Coupon
 (until 10/1/03)                      B3         12.375      10/01/08    18,875            12,174,375
 Sr. Notes, Zero Coupon
 (until 4/1/03)                       B3         9.75        4/01/08     25,500(g)         15,810,000
Telewest Communication Plc,
 Sr. Disc. Notes                      B1         Zero        2/01/10     22,970            12,633,500
Telewest Plc, (United Kingdom)
 Sr. Disc. Deb., Zero Coupon
 (until 10/1/00)                      B1         11.00       10/01/07     7,400(i)          7,048,500
TVN Entertainment Corp.,
 Sr. Notes, Ser. B                    NR         14.00       8/01/08      5,615             2,246,000
United Int'l. Holdings, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 2/15/03)                      B3         10.75       2/15/08     25,900(g)         18,065,250

    See Notes to Financial Statements                                      9

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
United Pan-Europe Communications,
 Inc.,
 Sr Disc Notes                        B2         Zero        8/01/09    $21,585       $    10,576,650
 Sr. Disc. Notes                      B2         Zero        2/01/10     10,000             4,700,000
 Sr. Notes                            B2         10.875%     8/01/09     25,480            22,040,200
 Sr. Notes                            B2         11.25       2/01/10     13,500            12,150,000
                                                                                      ---------------
                                                                                          312,916,914
----------------------------------------------------------------------------------------
Capital Goods  1.4%
Allied Waste North America, Inc.,     Ba3        7.40        9/15/35      5,815             4,012,350
 Sr. Notes                            Ba3        7.625       1/01/06      8,525             7,459,375
 Sr. Notes                            Ba3        7.875       1/01/09     28,700            24,395,000
 Sr. Sub. Notes                       B2         10.00       8/01/09      6,405             5,380,200
Veritas DGC, Inc., Sr. Notes          Ba3        9.75        10/15/03     6,300             6,363,000
                                                                                      ---------------
                                                                                           47,609,925
----------------------------------------------------------------------------------------
Casinos  2.8%
Alliance Gaming Corp.,
 Sr. Sub. Notes                       Caa1       10.00       8/01/07      1,575(b)            614,250
Aztar Corp., Sr. Sub. Notes           B2         8.875       5/15/07      6,300             5,890,500
Boyd Gaming Corp., Sr. Sub. Notes     B1         9.50        7/15/07      6,570(g)          6,307,200
Casino Magic Corp.,
 First Mtge. Notes                    B1         13.00       8/15/03      5,255             5,596,575
Circus Circus Enterprises, Inc.,
 Sr. Sub. Deb.                        Ba3        7.625       7/15/13      2,850             2,272,875
Coast Hotels & Casinos, Inc.,
 Sr. Sub. Notes                       B3         9.50        4/01/09      2,055             1,962,525
Fitzgeralds Gaming Corp.,
 Sr. Notes, (cost $13,838,440;
 purchased 12/22/97)                  Caa3       12.25       12/15/04    15,000(b)(e)       8,250,000
Harrahs Operating, Inc.,
 Gtd. Sr. Sub. Notes                  Ba2        7.875       12/15/05     6,215             5,842,100
Harveys Casino Resorts,
 Sr. Sub. Notes                       B2         10.625      6/01/06      5,500             5,610,000
Horseshoe Gaming LLC,
 Sr. Sub. Notes                       B2         8.625       5/15/09      7,450             7,003,000

    10                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Mandalay Resort Group,
 Sr. Notes                            Baa3       6.45%       2/01/06    $ 2,925       $     2,520,882
 Sr. Sub. Deb.                        Baa3       6.70        11/15/96     9,595             8,797,368
Mohegan Tribal Gaming Auth.,
 Sr. Notes                            Ba2        8.125       1/01/06      4,000             3,780,000
 Sr. Sub. Notes                       Ba3        8.75        1/01/09      5,125(g)          4,843,125
Park Place Entertainment Corp.,
 Sr. Sub. Notes                       Ba2        9.375       2/15/07      3,375             3,375,000
Stanfield Casinos Ltd.,
 Sr. Notes, Ser. D                    NR         11.57       4/15/15      5,000             5,000,000
Station Casinos, Inc.,
 Sr. Notes                            B1         9.875       7/01/10      7,240             7,276,200
 Sr. Sub. Notes                       B1         10.125      3/15/06      2,075             2,085,375
Trump Atlantic City Assocs.,
 First Mtge. Notes                    B3         11.25       5/01/06      3,165             2,125,500
Venetian Casino Resort LLC,
 Gtd. First Mtge. Notes               B-(a)      12.25       11/15/04     2,000             2,020,000
                                                                                      ---------------
                                                                                           91,172,475
----------------------------------------------------------------------------------------
Chemicals  1.9%
Avecia Group PLC., (United
 Kingdom) Sr. Notes Gtd.              B2         11.00       7/01/09     12,990(i)         12,730,200
Huntsman ICI Chemicals LLC,
 Sr. Sub. Notes                       B2         10.125      7/01/09     14,125            14,195,625
Lyondell Chemical Co.,
 Sr. Sec'd Notes,                     Ba3        9.875       5/01/07     12,145            12,023,550
NL Industries, Inc.,
 Sr. Sec'd. Notes,                    B1         11.75       10/15/03       730               744,600
Polymer Group, Inc., Sr. Sub.
 Notes                                B2         8.75        3/01/08      8,110             6,812,400
Sterling Chemical Holdings, Inc.,
 Sr. Sub. Notes                       Caa3       11.75       8/15/06     13,240            10,724,400
Sterling Chemicals, Inc.,
 Sr. Sec'd Notes                      B3         12.375      7/15/06      5,180             5,309,500
                                                                                      ---------------
                                                                                           62,540,275

    See Notes to Financial Statements                                     11

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Consumer Products  2.3%
Borden, Inc., Notes                   Ba1        9.20%       3/15/21    $13,500       $    11,590,695
Consumers Int'l., Inc.,
 Sr. Sec'd. Notes                     B3         10.25       4/01/05     16,375             8,351,250
Corning Consumer Prod. Co.,
 Sr. Sub. Notes                       B3         9.625       5/01/08     16,000            10,640,000
Desa Int'l., Inc., Sr. Sub. Notes     Caa1       9.875       12/15/07    10,750             8,573,125
Holmes Prod. Corp., Sr. Sub. Notes    B3         9.875       11/15/07     8,000             5,560,000
Norampac, Inc., Sr. Notes             B1         9.50        2/01/08      2,080(g)          2,007,200
Pierce Leahy Command Co.,
 Sr. Notes                            B3         8.125       5/15/08      4,250             3,782,500
Verio, Inc.,
 Sr. Notes                            B3         11.25       12/01/08     1,125             1,262,813
 Sr. Notes                            B3         10.625      11/15/09    13,140            14,568,975
Windmere Durable Holdings, Inc.,
 Sr. Notes                            B2         10.00       7/31/08      7,000             6,860,000
                                                                                      ---------------
                                                                                           73,196,558
----------------------------------------------------------------------------------------
Drugs & Health Care  4.6%
Abbey Healthcare Group, Inc.,
 Sr. Sub. Notes                       B2         9.50        11/01/02     9,470(g)          9,185,900
Bio Rad Labs, Inc., Sr. Sub. Notes    B2         11.625      2/15/07      5,385             5,553,281
Columbia/HCA Healthcare Corp.,
 Deb.                                 Ba2        7.05        12/01/27     9,160             6,824,200
 Deb.                                 Ba2        7.50        11/15/95     6,130             4,674,125
 Notes                                Ba2        7.69        6/15/25      6,140             4,958,050
 Notes                                Ba2        6.63        7/15/45      2,775             2,642,383
 Notes                                Ba2        7.75        7/15/36      5,350             4,253,250
Concentra Operating Corp.,
 Sr. Sub. Notes                       B3         13.00       8/15/09     13,000(g)         10,985,000
Dade Int'l., Inc., Sr. Sub. Notes     B2         11.125      5/01/06     14,275             7,851,250
Fresenius Med. Care Capital Trust,
 Gtd. Notes                           B+(a)      9.00        12/01/06    30,365            28,998,575
Harborside Healthcare Corp.,
 Sr. Sub. Disc. Notes, Zero Coupon
 (until 8/1/03)                       B3         11.00       8/01/08     11,750             2,350,000

    12                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Healthsouth Corp., Sr. Notes          Baa3       6.875%      6/15/05    $11,365       $     9,861,297
ICN Pharmaceuticals, Inc.,
 Sr. Notes                            Ba3        8.75        11/15/08    13,000            12,610,000
 Sr. Notes                            Ba3        8.75        11/15/08     1,450             1,406,500
Integrated Health Svcs., Inc.,
 Sr. Sub. Notes                       C          10.25       4/30/06     11,350(e)            227,000
Lifepoint Hospitals Holdings,
 Inc., Sr. Sub. Notes                 B3         10.75       5/15/09      7,215             7,413,413
Magellan Health Svcs., Inc.,
 Sr. Sub. Notes                       B-(a)      9.00        2/15/08     22,700            11,577,000
Mariner Post Acute Network, Inc.,
 Sr. Sub. Disc. Notes,
 Zero Coupon (until 11/1/02)          C          10.50       11/01/07    14,240(e)             89,000
 Sr. Sub. Notes                       C          9.50        11/01/07     3,000(e)             18,750
Tenet Healthcare Corp.,
 Sr. Sub. Notes, Ser. B               Ba3        8.125       12/01/08     3,800             3,467,500
Triad Hospitals Holdings, Inc.,
 Sr. Sub. Notes                       B3         11.00       5/15/09     12,830(g)         13,134,712
                                                                                      ---------------
                                                                                          148,081,186
----------------------------------------------------------------------------------------
Energy  9.4%
AES Corp.,
 Sr. Notes                            Ba1        9.50        6/01/09     19,175(g)         18,791,500
 Sr. Sub. Notes                       Ba3        10.25       7/15/06     28,000(b)(g)      27,860,000
Applied Power, Inc., Sr. Sub.
 Notes                                B1         8.75        4/01/09      6,750             6,986,250
Benton Oil & Gas Co., Sr. Notes       B3         11.625      5/01/03      9,500             6,127,500
Canadian Forest Oil Ltd., (Canada)
 Sr. Sub. Notes                       B2         8.75        9/15/07      8,085(i)          7,599,900
Cliffs Drilling Co.,
 Sr. Notes                            Ba3        10.25       5/15/03      8,800             8,668,000
 Sr. Notes                            Ba3        10.25       5/15/03      4,000             4,000,000
CMS Energy Corp.,
 Sr. Notes                            Ba3        8.375       7/01/03      5,000(g)          4,836,500
 Sr. Notes                            Ba3        7.50        1/15/09      5,550(g)          4,981,125
Comstock Resources, Inc.,
 Sr. Notes                            B2         11.25       5/01/07        970               982,125
DI Industies, Inc., Sr. Notes         B1         8.875       7/01/07      9,860(g)          9,317,700

    See Notes to Financial Statements                                     13

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Eott Energy Partners, Sr. Notes       Ba2        11.00%      10/01/09   $ 1,420       $     1,441,300
Gothic Prod. Corp., Sr. Sec'd
 Notes                                B3         11.125      5/01/05      3,900             3,666,000
Houston Expl. Co., Sr. Sub. Notes     B2         8.625       1/01/08     10,910            10,146,300
Key Energy Group, Inc.,
 Sr. Sub. Notes                       Caa1       5.00        9/15/04      4,000             3,150,000
Leviathan Gas Pipeline/Finance
 Corp., Sr. Sub. Notes                B2         10.375      6/01/09      4,400             4,477,000
Orion Power Holdings, Inc.,
 Sr. Notes                            Ba3        12.00       5/01/10     31,000(g)         31,930,000
Parker Drilling Co., Sr. Notes        B1         9.75        11/15/06    15,550(g)         15,044,625
Plains Resources, Inc.,
 Sr. Sub. Notes                       B2         10.25       3/15/06      7,490             7,433,825
Pogo Producing Co., Sr. Sub. Notes    B2         8.75        5/15/07     13,600            12,920,000
R & B Falcon Corp., Sr. Notes         Ba3        12.25       3/15/06      7,290             7,982,550
RBF Finance Co.,
 Sr. Sec'd Notes                      Ba3        11.00       3/15/06     12,035            12,907,537
 Sr. Sec'd Notes                      Ba3        11.375      3/15/09     10,000            10,800,000
Snyder Oil Corp., Sr. Sub. Notes      Ba3        8.75        6/15/07     11,000            10,890,000
Swift Energy Co., Sr. Sub. Notes      B2         10.25       8/01/09     10,430            10,534,300
Tesoro Petroleum Corp.,
 Sr. Sub. Notes                       B1         9.00        7/01/08     14,200            13,525,500
TNP Enterprises, Inc.,
 Sr. Sub. Notes                       B1         10.25       4/01/10      5,000(g)          5,137,500
Universal Compression Holdings,
 Sr. Disc. Notes, Zero Coupon
 (until 2/15/03)                      B2         9.875       2/15/08     22,850            16,337,750
USEC, Inc., Sr. Notes                 Ba1        6.75        1/20/09      5,000             3,461,500
Vintage Petroleum, Inc.,
 Sr. Sub. Notes                       B1         8.625       2/01/09     12,685(g)         12,114,175
York Power Funding,
 (Cayman Islands)
 Sr. Sec'd. Notes                     Ba3        12.00       10/30/07     9,916(i)          9,717,680
                                                                                      ---------------
                                                                                          303,768,142
----------------------------------------------------------------------------------------
Financial Services  1.4%
Americredit Corp.,
 Gtd. Sr. Sub. Notes                  Ba1        9.25        2/01/04      9,000             8,730,000
 Sr. Notes                            Ba1        9.875       4/15/06      2,500             2,450,000

    14                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Delta Financial Corp., Sr. Notes      B-(a)      9.50%       8/01/04    $ 7,320       $     3,294,000
Hanvit Bank, Sr. Notes                B1         12.75       3/01/10      7,500             7,425,000
Metris Cos., Inc., Sr. Notes          Ba3        10.125      7/15/06      4,750             4,512,500
Midland Funding II Corp. Deb.         Ba3        13.25       7/23/06      1,000             1,176,020
Midland Funding II Corp.,
 Sec. Lease Oblig. Bond, Ser. A       Ba3        11.75       7/23/05      1,110             1,242,556
Octagon Investment Participating
 Ltd., Sr. Sec'd Notes                NR         13.06       12/14/11     5,000             4,991,000
PX Escrow Corp., Sr. Sub. Disc.
 Notes, Zero Coupon (until 2/1/02)    B3         9.625       2/01/06      5,515             2,206,000
Sovereign Bancorp, Inc.,
 Sr. Notes                            Ba3        10.25       5/15/04      2,070             2,041,207
 Sr. Notes                            Ba3        10.50       11/15/06     7,930(g)          7,930,000
                                                                                      ---------------
                                                                                           45,998,283
----------------------------------------------------------------------------------------
Food & Beverage  3.0%
Advantica Restaurant Group, Inc.,
 Sr. Notes                            B3         11.25       1/15/08     10,375             6,951,250
Agrilink Foods, Inc., Sr. Sub.
 Notes                                B3         11.875      11/01/08     7,720             6,176,000
Ameriking, Inc., Sr. Notes            B3         10.75       12/01/06     3,200(g)          2,656,000
Aurora Foods, Inc., Sr. Sub. Notes    Caa1       9.875       2/15/07      4,600             2,668,000
Carrols Corp., Sr. Sub. Notes         B2         9.50        12/01/08    14,910            12,375,300
CKE Restaurants, Inc.,
 Sr. Sub. Notes                       B3         9.125       5/01/09      8,000             5,520,000
Cott Corp., Sr. Notes                 B1         8.50        5/01/07      4,453             4,074,495
Del Monte Foods Co.,
 Sr. Disc. Notes,
 Zero Coupon (until 12/15/02)         B-(a)      12.50       12/15/07     1,650             1,245,750
Fresh Foods, Inc., Sr. Sub. Notes     B3         10.75       6/01/06      9,200             5,704,000
Grupo Azucarero, S.A., (Mexico)
 Sr. Notes                            B3         11.50       1/15/05      7,250(e)(i)       1,957,500
Packaged Ice, Inc., Sr. Notes         B3         9.75        2/01/05      9,640             8,001,200
Pilgrim's Pride Corp.,
 Sr. Sub. Notes                       B1         10.875      8/01/03        967               974,252
PSF Holdings, LLC,
 Sr. Sec'd. Notes                     NR         11.00       9/17/03     12,299            12,514,713
Purina Mills, Inc., Sr. Sub. Notes    Ca         9.00        3/15/10     19,500(e)          5,655,000

    See Notes to Financial Statements                                     15

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Sbarro, Inc., Sr. Notes               Ba3        11.00%      9/15/09    $ 6,530       $     6,644,275
SFC New Holdings, Inc., Sr. Notes     Caa1       11.25       8/15/01      1,994             1,934,180
Stater Brothers Holdings, Inc.,
 Sr. Notes                            B2         10.75       8/15/06      9,875             8,690,000
Vlasic Foods Int'l., Inc.,
 Sr. Sub. Notes                       B(a)       10.25       7/01/09      7,935             2,935,950
                                                                                      ---------------
                                                                                           96,677,865
----------------------------------------------------------------------------------------
Industrials  1.2%
Collins & Aikman Products Co.,
 Sr. Sub. Notes                       B2         11.50%      4/15/06    $ 3,100       $     2,968,250
Eagle Picher Holdings, Inc.,
 Sr. Sub. Notes                       B3         9.375       3/01/08     11,000             9,240,000
Gentek, Inc., Sr. Sub. Notes          B2         11.00       8/01/09      6,050             6,140,750
Great Lakes Carbon Corp.,
 Sr. Disc. Deb., Zero Coupon
 (until 5/15/03)                      B-(a)      13.125      5/15/09      5,680             2,272,000
 Sr. Sub. Notes                       B3         10.25       5/15/08      5,000             4,000,000
Motors & Gears, Inc., Sr. Notes       B3         10.75       11/15/06     3,600             3,492,000
Sun World Int'l., Inc., First
 Mtge.                                B2         11.25       4/15/04      1,440             1,339,200
Thermadyne Holdings,
 Sr. Disc. Notes, Zero Coupon
 (until 6/1/03)                       Caa1       12.50       6/01/08      2,000               720,000
 Sr. Sub. Notes                       B3         9.875       6/01/08      6,545             5,039,650
Trench Electric S.A.,
 (Netherlands)
 Gtd. Sr. Sub. Notes                  B3         10.25       12/15/07     4,000(i)          2,800,000
                                                                                      ---------------
                                                                                           38,011,850
----------------------------------------------------------------------------------------
Leisure & Tourism  3.5%
Ballys Health & Tennis Corp.,
 Sr. Sub. Notes, Ser. C               B3         9.875       10/15/07    19,840(g)         18,153,600
Extended Stay America, Inc.,
 Sr. Sub. Notes                       B2         9.15        3/15/08     11,050             9,503,000
Felcor Suites L.P., Gtd. Sr. Notes    Ba2        7.375       10/01/04     7,435             6,654,325
Hilton Hotels Corp., Sr. Notes        Baa3       7.50        12/15/17     6,695             5,640,604
HMH Properties, Inc., Sr. Notes       Ba2        7.875       8/01/08     19,375(g)         17,292,187
Hollywood Park, Inc., Gtd. Notes      B2         9.25        2/15/07     17,800            17,755,500

    16                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Premier Parks, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 4/1/03)                       B3         10.00%      4/01/08    $12,250       $     8,330,000
 Sr. Notes                            B3         9.75        6/15/07      2,575             2,478,438
Six Flags Entertainment Corp.,
 Gtd. Sr. Notes                       B2         8.875       4/01/06      7,300             6,953,250
Starwood Hotel & Resorts,             Ba1        7.375       11/15/15     7,000             5,799,920
Town Sports Int'l., Inc., Sr.
 Notes                                B2         9.75        10/15/04     5,885             5,590,750
Yankeenets LLC, Sr. Notes             B1         12.75       3/01/07     10,000             9,625,000
                                                                                      ---------------
                                                                                          113,776,574
----------------------------------------------------------------------------------------
Miscellaneous Services  1.7%
Coinstar, Inc., Sr. Disc. Notes       NR         13.00       10/01/06     5,050             5,100,500
Color Spot Nurseries,
 Sr. Sub. Notes                       Caa2       10.50       12/15/07     8,000             5,680,000
Continental Global Group, Inc.,
 Sr. Notes                            B3         11.00       4/01/07      6,000             1,500,000
Iron Mountain, Inc., Sr. Sub.
 Notes                                B2         8.25        7/01/11      7,400             6,475,000
Kindercare Learning Center, Inc.,
 Sr. Sub. Notes                       B3         9.50        2/15/09     13,355(g)         12,286,600
La. Petite Academy, Inc., Sr.
 Notes                                B3         10.00       5/15/08      6,500             3,835,000
United Rentals, Inc., Sr. Sub.
 Notes                                B1         8.80        8/15/08      7,330(g)          6,413,750
Viasystems, Inc., Sr. Sub. Notes      B3         9.75        6/01/07     15,610            13,580,700
                                                                                      ---------------
                                                                                           54,871,550
----------------------------------------------------------------------------------------
Paper & Forest Products  2.6%
APP China Group Ltd.,
 Sr. Disc. Notes                      B3         14.00       3/15/10      3,705(d)          2,371,200
Doman Industries Ltd., (Canada)
 Sr. Notes                            B(a)       8.75        3/15/04     13,495(i)         10,391,150
 Sr. Notes, Ser. B                    B(a)       9.25        11/15/07     3,335(i)          2,467,900
Graham Packaging Holdings Co.,
 Sr. Disc. Notes, Zero Coupon
 (until 1/15/03)                      B-(a)      10.75       1/15/09     15,925             8,918,000
 Sr. Sub. Notes                       B3         8.75        1/15/08      7,150             6,149,000
Indah Kiat Fin Mauritius Ltd.,
 (Indonesia) Gtd. Sr. Notes           B3         10.00       7/01/07     10,000(g)(i)       6,050,000

    See Notes to Financial Statements                                     17

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Radnor Holdings, Inc., Sr. Notes      B2         10.00%      12/01/03   $ 1,500(g)    $     1,308,750
Repap New Brunswick, Inc.,
 Sr. Sec'd. Notes                     B-(a)      11.50       6/01/04      3,725             3,743,625
 Sr. Sec'd. Notes                     Caa1       10.625      4/15/05     11,205(g)          9,860,400
Riverwood Int'l. Corp.,
 Sr. Notes                            B3         10.625      8/01/07      1,460             1,423,500
 Sr. Notes                            B3         10.25       4/01/06      1,575(g)          1,496,250
 Sr. Sub. Notes                       Caa1       10.875      4/01/08      9,460(g)          8,230,200
Stone Container Corp.,
 Sr. Notes                            B1         10.75       10/01/02     2,455             2,479,550
 Sr. Notes                            B2         12.58       8/01/16        200               208,000
 Sr. Sub. Deb.                        B3         12.25       4/01/02      5,526             5,567,445
Stone Container Fin. Co., (Canada)
 Sr. Notes                            B2         11.50       8/15/06      3,870(i)          3,986,100
Tekni-Plex, Inc., Sr. Sub. Notes      B3         12.75       6/15/10      8,550             8,550,000
                                                                                      ---------------
                                                                                           83,201,070
----------------------------------------------------------------------------------------
Real Estate  0.8%
CB Richards Ellis Svcs., Inc.,
 Sr. Sub. Notes                       B1         8.875       6/01/06      8,800             7,535,000
Intrawest Corp., Sr. Notes            B1         10.50       2/01/10      7,000             7,140,000
Saul B F Real Estate Investment
 Trust, Sr. Sec'd. Notes              B-(a)      9.75        4/01/08     13,000            11,277,500
                                                                                      ---------------
                                                                                           25,952,500
----------------------------------------------------------------------------------------
Retail  1.3%
Big 5 Holdings Corp.,
 Sr. Notes                            B2         10.875      11/15/07    13,900(b)         12,788,000
 Sr. Disc. Notes, Zero Coupon
 (until 11/30/02)                     NR         13.45       11/30/08    10,000             4,900,000
Franks Nursery & Crafts, Inc.,
 Sr. Sub. Notes                       B-(a)      10.25       3/01/08     10,270(b)          3,697,200
French Fragrances, Inc.,
 Sr. Notes, Ser. B                    B2         10.375      5/15/07     15,030            14,503,950
 Sr. Notes, Ser. D                    B2         10.375      5/15/07      3,550             3,425,750
Musicland Group, Inc.,
 Sr. Sub. Notes                       B2         9.00        6/15/03        886               806,260

    18                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Phar-Mor, Inc., Sr. Notes             B3         11.72%      9/11/02    $ 2,211(b)(e) $     1,790,910
Specialty Retailers, Inc., Sr.
 Notes                                Ca         8.50        7/15/05      4,890               244,500
Steel Heddle Manufacturing Co.,
 Sr. Sub. Notes                       Caa1       10.625      6/01/08      4,500             1,575,000
                                                                                      ---------------
                                                                                           43,731,570
----------------------------------------------------------------------------------------
Steel & Metals  3.2%
Algoma Steel, Inc.,
 First Mtge. Notes                    B2         12.375      7/15/05      8,635(g)          7,512,450
Great Central Mines Ltd., Sr.
 Notes                                Ba2        8.875       4/01/08      4,010             3,448,600
International Wire Group, Inc.,
 Sr. Sub. Notes                       B3         11.75       6/01/05     18,500            18,592,500
Kaiser Aluminum & Chemical Corp.,
 Sr. Sub. Notes                       B3         12.75       2/01/03     12,650            11,606,375
LTV Corp., Sr. Notes                  Ba3        11.75       11/15/09     9,345(g)          7,943,250
Lukens, Inc.,
 Sr. Notes                            Ba3        7.625       8/01/04      3,500             3,370,150
 Sr. Notes                            Ba3        6.50        2/01/06      5,000             4,100,000
Neenah Corp., Sr. Sub. Notes          B3         11.125      5/01/07      1,500(g)          1,147,500
Renco Steel Holdings, Inc.,
 Sr. Sec'd. Notes                     B-(a)      10.875      2/01/05      7,450             6,109,000
RMI USA LLC, Sr. Notes                B1         10.00       6/01/09      1,900             1,805,000
Russel Metals, Inc., Sr. Notes        B1         10.00       6/01/09      2,850             2,707,500
Sheffield Steel Corp., First Mtge.    B-(a)      11.50       12/01/05     6,650             4,655,000
Silgan Holdings, Inc., Sr. Sub.
 Deb.                                 B1         9.00        6/01/09     12,000            11,340,000
Wheeling Pittsburgh Corp.,
 Sr. Notes                            B2         9.25        11/15/07     9,400             6,110,000
WHX Corp., Sr. Notes                  B3         10.50       4/15/05     15,895(g)         11,921,250
                                                                                      ---------------
                                                                                          102,368,575
----------------------------------------------------------------------------------------
Supermarkets  1.1%
Pantry, Inc., Sr. Sub. Notes          B3         10.25       10/15/07    16,415(g)         15,512,175
Pathmark Stores, Inc.,
 Sr. Sub. Notes                       Caa3       9.625       5/01/03     11,670(e)          8,169,000
Southland Corp., Sr. Sub. Deb.        Baa3       5.00        12/15/03    15,000            13,317,000
                                                                                      ---------------
                                                                                           36,998,175

    See Notes to Financial Statements                                     19

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Technology  0.3%
Details Holding Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 11/15/02)                     B+(a)      12.50%      11/15/07   $ 1,620       $     1,069,200
Flextronics Int'l Ltd., Sr. Sub.
 Notes                                Ba3        9.875       7/01/10      7,000(g)          7,070,000
MCMS, Inc., Sr. Sub. Notes            Caa3       9.75        3/01/08      1,000               575,000
                                                                                      ---------------
                                                                                            8,714,200
----------------------------------------------------------------------------------------
Telecommunications  22.8%
360networks, Inc., Sr. Notes          B3         12.00       8/01/09      4,880             4,562,800
Allegiance Telecom, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 2/15/03)                      B(a)       11.75       2/15/08     14,275            10,349,375
 Sr. Notes                            B(a)       12.875      5/15/08      9,500            10,260,000
Barak ITC Int'l. Telecom, (Israel)
 Sr. Disc. Notes Zero Coupon
 (until 11/15/02)                     B3         12.50       11/15/07    36,500(i)         18,250,000
Bestel S.A. De CV, (Mexico)
 Sr. Disc. Notes Zero Coupon
 (until 5/15/01)                      NR         12.75       5/15/05     11,000(i)          7,810,000
Birch Telecom, Inc., Sr. Notes        NR         14.00       6/15/08      5,000             4,850,000
Call-Net Enterprises, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 8/15/03)                      B2         8.94        8/15/08      2,800             1,064,000
Caprock Communications Corp.,
 Sr. Notes                            B3         12.00       7/15/08      5,000             4,650,000
Cellnet Data Systems, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 10/1/02) (cost
 $14,757,683; purchased 9/24/97
 and 10/13/97)                        NR         14.00       10/01/07    13,069               914,830
Clearnet Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 5/1/04)                       B3         10.125      5/01/09      3,105(g)          1,847,475
Comunicacion Cellular, S.A.,
 (Columbia) Sr. Def'd. Bonds,
 Zero Coupon (until 9/29/00)          B3         14.125      3/01/05     32,750(i)         24,890,000

    20                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Dobson Communications Corp.,
 Sr. Notes                            NR         10.875%     7/01/10    $11,555(g)    $    11,583,887
DTI Holdings, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 3/1/03)                       NR         12.50       3/01/08      3,250             1,369,063
Exodus Communications, Inc.,
 Sr. Notes                            B3         10.75       12/15/09     8,675(g)          8,371,375
 Sr. Notes                            B3         11.625      7/15/10     20,435            20,537,175
Fairpoint Cmmunications,
 Sr. Sub. Notes                       B3         12.50       5/01/10      7,000             7,070,000
Focal Communications Corp.,
 Sr. Notes                            B3         11.875      1/15/10      3,405             3,430,538
Global Crossing Holdings Ltd.,
 Sr. Notes                            Ba2        9.125       11/15/06     8,925             8,590,312
 Sr. Notes                            Ba2        9.50        11/15/09    24,670            23,683,200
 Gtd. Notes                           Ba2        9.625       5/15/08      1,820             1,774,500
Global Telesystems, Sr. Notes         B3         10.50       12/01/06    19,000            14,662,546
Globix Corp., Sr. Notes               B-(a)      12.50       2/01/10      8,190             6,756,750
GST Telecommunications, Inc.,
 Conv. Sr. Disc. Notes, Zero
 Coupon (until 12/15/00)              NR         13.875      12/15/05     2,262               452,400
 Sr. Sub. Notes                       NR         12.75       11/15/07     6,000(b)          1,200,000
GT Group Telecom, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 2/01/05)                      B-(a)      13.25       2/01/10     13,825(d)          7,603,750
Hyperion Telecommunications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 4/15/01)                      B3         13.00       4/15/03      8,525(g)          7,843,000
 Sr. Sec. Notes                       B3         12.25       9/01/04      2,300(g)          2,334,500
ICG Holdings, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 9/15/00)                      B3         13.50       9/15/05      1,100             1,064,250
 Sr. Disc. Notes, Zero Coupon
 (until 3/15/02)                      B3         11.625      3/15/07      5,000             3,450,000
Impsat Corp.,
 Sr. Notes                            B2         12.125      7/15/03      9,870             8,784,300
 Sr. Notes                            B3         12.375      6/15/08     12,000(b)          9,480,000

    See Notes to Financial Statements                                     21

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Intermedia Communications of
 Florida,
 Sr. Disc. Notes, Zero Coupon
 (until 5/15/01)                      B2         12.50%      5/15/06    $22,500       $    20,812,500
 Sr. Disc. Notes, Zero Coupon
 (until 7/15/02)                      B2         11.25       7/15/07     15,750            12,285,000
Intersil Corp., Sr. Notes             B3         13.25       8/15/09      5,174             5,846,620
IPC Information Systems, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 11/1/01)                      B3         10.87       5/01/08     16,000            14,440,000
KMC Telecom Holdings, Inc.,
 Sr. Notes                            Caa2       13.50       5/15/09      5,675             4,880,500
Level 3 Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 3/15/03)                      B3         12.875      3/15/08      5,210             5,157,900
 Sr. Disc. Notes                      B3         Zero        3/15/10     57,250            31,487,500
 Sr. Disc. Notes, Zero Coupon
 (until 12/1/03)                      B3         10.50       12/01/08    25,765            15,716,650
 Sr. Notes                            B3         11.25       3/15/10     10,000             9,800,000
Maxcom Telecom,                       NR         13.75       4/01/07      1,120(d)            985,600
McLeodUSA, Inc.,
 Sr. Notes                            B1         9.25        7/15/07      9,500             9,143,750
 Sr. Notes                            B1         8.125       2/15/09      2,495(g)          2,245,500
Metromedia Fiber Network, Inc.,
 Sr. Notes                            B2         10.00       12/15/09     1,190             1,178,100
Microcell Telecommunications,
 Sr. Disc. Notes, Zero Coupon
 (until 6/1/04)                       B3         12.00       6/01/09      6,250(g)          4,109,375
Millicom Int'l. Cellular,
 Sr. Disc. Notes, Zero Coupon
 (until 6/1/01)                       Caa1       13.50       6/01/06     11,210             9,640,600
Netia Holdings BV, (Poland)
 Gtd. Sr. Disc. Notes, Zero Coupon
 (until 11/1/01)                      B2         11.25       11/01/07    12,500(i)          8,406,250
 Gtd. Sr. Notes                       B2         10.25       11/01/07    10,150(g)(i)       8,373,750

    22                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 9/15/02)                      B1         10.65%      9/15/07    $54,235(g)    $    42,574,475
 Sr. Notes                            B1         9.375       11/15/09    43,045            41,323,200
Nextel Partners, Inc.,
 Sr. Disc. Notes                      B3         Zero        2/01/09      3,516             2,408,460
Nextlink Communications, Inc.,
 Sr. Disc. Notes, Zero Copon
 (until 12/1/04)                      B2         12.125      12/01/09    17,965            10,509,525
 Sr. Notes                            B2         10.75       11/15/08     5,000             4,925,000
 Sr. Notes                            B2         10.75       6/01/09      4,105(g)          4,063,950
 Sr. Notes                            B2         10.50       12/01/09    13,970            13,690,600
Northeast Optic Network, Inc.,
 Sr. Notes                            NR         12.75       8/15/08     10,415             9,685,950
Omnipoint Corp., Sr. Notes            B2         11.625      8/15/06      3,300             3,531,000
Pagemart Nationwide, Inc.,
 Sr. Disc. Notes,                     B3         15.00       2/01/05     10,210             9,750,550
Price Communications Wireless,
 Sr. Sub. Notes                       B2         11.75       7/15/07      3,000             3,217,500
Primus Telecommunications Group,
 Inc., Sr. Notes                      B3         12.75       10/15/09    12,665            10,132,000
PsiNet, Inc., Sr. Notes               B3         11.00       8/01/09     21,050            19,471,250
PTC Int'l. Fin. BV, (Poland)
 Gtd. Sr. Sub. Disc. Notes,
 Zero Coupon (until 7/1/02)           B2         10.75       7/01/07     13,250(i)          9,407,500
RCN Corp., Sr. Notes                  B3         10.125      1/15/10      6,020             5,056,800
RSL Communications,
 Gtd. Sr. Notes                       B2         9.875       11/15/09     4,700             3,290,000
 Sr. Notes                            B2         12.25       11/15/06     3,500             2,870,000
 Sr. Notes                            B2         12.00       11/01/08     5,750             4,197,500
Rural Cellular Corp., Sr. Sub.
 Notes                                B3         9.625       5/15/08      3,000             2,917,500
SCG Holding & Semiconductor Corp.,
 Sr. Sub. Notes                       B2         12.00       8/01/09      6,539             6,980,382
Spectrasite Holdings, Inc.,
 Sr. Disc. Notes                      B3         Zero        3/15/10      4,460             2,397,250

    See Notes to Financial Statements                                     23

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Star Choice Communications,
 Sr. Sec'd. Notes                     B3         13.00%      12/15/05   $ 5,000       $     5,125,000
Tritel PCS, Inc.,
 Sr. Sub. Disc. Notes, Zero Coupon
 (until 5/15/04)                      B3         12.75       5/15/09     14,725             9,718,500
US Exchange LLC, Sr. Notes            NR         15.00       7/01/08      7,000             7,630,000
US Unwired, Inc., Sr. Sub. Disc.
 Notes, Zero Coupon
 (until 11/1/04)                      CCC+(a)    13.375      11/01/09     1,815               984,638
Versatel Telecom BV, (Netherlands)
 Sr. Notes                            B-(a)      13.25       5/15/08      9,000(g)(i)       9,180,000
 Sr. Notes                            B-(a)      11.875      7/15/09      5,375(g)(i)       5,294,375
Viatel, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 4/15/03)                      B-(a)      12.50       4/15/08      8,400             3,864,000
 Sr. Notes                            B-(a)      11.25       4/15/08      5,050             3,787,500
 Sr. Notes                            B3         11.50       3/15/09     10,976             8,341,760
Voicestream Wireless Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 11/15/04)                     B2         11.875      11/15/09    36,340            24,166,100
 Sr. Notes                            B3         11.50       9/15/09      6,250             6,781,250
 Sr. Notes                            B3         10.375      11/15/09     1,450             1,515,250
WamNet, Inc., Sr. Disc. Notes,
 Zero Coupon (until 3/1/02)           CC+(a)     13.25       3/01/05      6,000(b)          3,360,000
Williams Communications Group,
 Inc., Sr. Notes                      B2         10.875      10/01/09    31,020(g)         30,399,600
                                                                                      ---------------
                                                                                          736,547,986
----------------------------------------------------------------------------------------
Textiles  1.0%
Burlington Industries, Inc.,
 Deb.                                 Ba2        7.25        8/01/27      6,045             3,989,700
 Notes                                Ba2        7.25        9/15/05      5,250             3,727,500
Cluett American Corp.,
 Sr. Sub. Notes                       B3         10.125      5/15/08      8,250             6,105,000

    24                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                      Moody's    Interest    Maturity   Amount        Value
Description                           Rating     Rate        Date       (000)         (Note 1)
----------------------------------------------------------------------------------------------------------
Foamex L.P., Sr. Sub. Notes           Caa2       9.875%      6/15/07    $ 8,550(d)    $     6,412,500
Phillips Van Heusen Corp.,
 Sr. Sub. Notes                       B1         9.50        5/01/08      6,050             5,505,500
Worldtex, Inc., Sr. Notes             B+         9.625       12/15/07    14,250             5,343,750
                                                                                      ---------------
                                                                                           31,083,950
----------------------------------------------------------------------------------------
Transportation/Trucking/Shipping  1.7%
American Commercial Lines,
 Sr. Notes                            B1         10.25       6/30/08     15,535            12,738,700
Autopistas Del Sol S.A.,
 (Argentina)
 Sr. Notes                            BB-(a)     10.25       8/01/09      3,500(g)(i)       2,625,000
Calair Capital Corp., Sr. Notes       Ba2        8.125       4/01/08      1,600             1,376,000
Continental Airlines, Inc., Sr.
 Notes                                Ba2        8.00        12/15/05     7,500(b)          6,938,700
Delta Air Lines, Inc., Sr. Notes      Baa3       8.30        12/15/29     4,400             3,847,140
Holt Group, Inc., Sr. Notes           Caa3       9.75        1/15/06      8,320               832,000
Kitty Hawk, Inc., Gtd. Notes          Ca         9.95        11/15/04    20,105(b)(e)       8,042,000
MRS Logistica S.A., (Brazil)
 Sr. Notes                            B(a)       10.625      8/15/05     10,000(i)          8,600,000
Stena AB, (Sweden)
 Sr. Notes                            Ba2        8.75        6/15/07      5,250(i)          4,593,750
United Air Lines, Inc.,               Baa3       9.75        8/15/21      1,185             1,155,363
USAir, Inc.,
 Sr. Notes                            B3         9.625       2/01/01        850               840,480
 Pass-through Certs.                  Ba3        10.375      3/01/13      4,340             3,862,600
                                                                                      ---------------
                                                                                           55,451,733
Total corporate bonds
 (cost $3,198,667,353)                                                                  2,804,749,059
                                                                                      ---------------

    See Notes to Financial Statements                                     25

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                                   Value
Description                                                        Shares          (Note 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS(c)  0.2%
Dr. Pepper Bottling Holdings, Inc., Cl. B                               68,580     $   1,714,500
Envirosource, Inc.                                                      28,690            13,448
GT Group Telecom, Inc., Cl. B (Canada)                                     600             9,488
Intermedia Communications of Florida                                    41,705         1,240,724
International Wireless Communication                                   386,757(f)         38,676
McLeodusa, Inc.                                                          8,506           175,963
Peachtree Cable Assoc., Ltd.                                            31,559(f)        329,986
Premier Cruise Line                                                    888,704         2,443,936
                                                                                   -------------
Total common stocks
 (cost $20,739,514)                                                                    5,966,721
                                                                                   -------------
PREFERRED STOCKS  6.4%
--------------------------------------------------------------------------------------
Adelphia Communications Corp., 13.00%                                   74,000         7,770,000
California Fed. Corp., $9.125                                        1,822,245        38,608,816
CSC Holdings, Inc.,
 Ser. 1995K-1, $11.125                                                 186,779        19,658,535
 Ser. 1995K-2, $11.125                                                   3,632        39,044,000
 Ser. 1995K-4, $11.75                                                  166,545        17,903,604
Dobson Communications Corp., $13.00                                      5,000         4,975,000
Eagle Picher Holdings, Inc., $11.75                                      1,530         4,590,000
Global Crossing Holdings Ltd., 10.50%                                   10,000           970,000
GPA Group Plc, Conv., 7.00%                                         13,200,000         6,336,000
Paxon Communications Corp., Jr., $13.25                                  1,796        17,237,424
Primedia, Inc.,
 $8.625                                                                129,681        11,022,885
 Ser. D, $10.00                                                         20,000         1,860,000
R & B Falcon Corp., 13.875%                                              5,174         5,873,026
Rural Cellular Corp., $11.375                                              110           103,440
TNP Enterprises, Inc.,14.50%                                            15,000        15,000,000
TXU Corp., 9.25%                                                        72,500         2,818,437
Viasystems Group, Inc., 8.00%                                          182,849         3,291,285
Waste Systems Int'l., Inc., 8.00%                                       11,105         2,942,825
World Access, Inc.                                                       4,329         2,770,560
                                                                                   -------------
Total preferred stocks
 (cost $211,330,421)                                                                 202,775,837
                                                                                   -------------

    26                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                    Expiration                      Value
Description                                         Date            Warrants        (Note 1)
--------------------------------------------------------------------------------------------------------
WARRANTS(c)  0.5%
Aladdin Gaming                                           3/1/10          30,000     $          300
Allegiance Telecom, Inc.                                2/03/08          14,200          1,661,400
American Banknote Corp.                                 12/1/02           3,750                 38
Asia Pulp & Paper Ltd.                                  3/15/05           3,705(d)              37
Bell Technology Group Ltd.                               5/1/05           8,500            348,500
Bestel S.A. De CV                                       5/15/05          11,000            132,000
Birch Telecom, Inc.                                     6/15/08           5,000             27,500
Cellnet Data Systems, Inc.                              9/15/07              44                445
Clearnet Communications, Inc.                           9/15/05              66          1,595,880
Communication Cellular S.A.                            11/15/03              29                  0
DTI Holdings, Inc.                                       3/1/08          16,250                162
Firstworld Communications, Inc.                         4/15/08           4,075            285,250
GT Group Telecom, Inc. (Canada)                         2/01/10          13,825(d)               0
Intelcom Group, Inc.                                    9/15/05             128          2,172,753
International Wireless Communications, Inc.             8/15/01               8                  0
Maxcom Telecom S.A.                                     4/01/07           1,120(d)               0
Price Communications Wireless                            8/1/07          17,200          2,872,400
Primus Telecommunications Group                          8/1/04          12,250            376,687
R & B Falcon Corp.                                      5/01/09           4,500          2,250,000
Star Choice Communications                             12/15/05         115,800            752,700
Sterling Chemical Holdings, Inc.                        8/15/08               5             49,050
TNP Enterprises, Inc.                                    4/1/11              15                  0
TVN Entertainment Corp.                                  8/1/08           5,615                  0
USN Communications, Inc.                               10/15/04          92,500                  1
Versatel Telecom Int'l. BV                              5/15/08           9,000          4,680,000
WamNet, Inc.                                             3/1/05          22,500            270,000
Waste Systems Int'l, Inc.                               1/15/06         165,000             82,500
                                                                                    --------------
Total warrants (cost $532,548)                                                          17,557,603
                                                                                    --------------
                                                                    Units
--------------------------------------------------------------------------------------
COMMON TRUST UNIT(c)  0.3%
--------------------------------------------------------------------------------------
PSF Holdings LLC
 (cost $15,959,021; purchased 5/20/94)                                951,717(b)(f) $   10,468,887
                                                                                    --------------
Total long-term investments (cost $3,447,228,857)                                    3,041,518,107
                                                                                    --------------

    See Notes to Financial Statements                                     27

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                             Interest    Maturity       Amount        Value
Description                                  Rate        Date           (000)         (Note 1)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  9.5%
---------------------------------------------------------------------------------------
Commercial Paper  9.5%
American Elec. Corp.                             6.85%       7/20/00     $25,000(h)   $   24,909,618
AON Corp.                                         6.61       7/10/00      16,162(h)       16,135,292
Barton Capital Corp.,                             6.61       7/19/00       8,241           8,213,763
Bell Atlantic Network Funding Corp.               6.54       7/11/00      38,000          37,930,967
Bombardia Corp.                                  6.934       7/28/00      11,000(h)       10,942,828
Conagra, Inc.                                     6.83       7/11/00      27,000(h)       26,948,776
Cooper Tire & Rubber Co.                          7.15       7/06/00      25,000          24,975,173
GPU Capital, Inc.                                 6.82       7/10/00      27,835(h)       27,787,541
GPU Capital, Inc.                                 6.82       7/12/00      17,297          17,260,955
GPU Capital, Inc.                                 6.89       7/14/00      42,345(h)       42,239,643
Phillips Petroleum Co.                            7.30       7/03/00      19,212(h)       19,202,330
Puget Sound Power Corp.                           6.95       7/28/00       7,500(h)        7,460,906
Suntrust Bank                                     7.00       7/03/00      14,562(h)       14,562,000
TWR, Inc.                                         6.88       8/15/00      15,000(h)       14,871,000
TWR, Inc.                                         6.90       8/15/00      17,000(h)       16,853,375
                                                                                      --------------
Total short-term investments
 (cost $310,294,167)                                                                     310,294,167
                                                                                      --------------
Total Investments  103.6%
 (cost $3,757,523,024; Note 4)                                                         3,351,812,274
                                                                                      --------------
Liabilities in excess of other assets  (3.6%)                                          (118,082,297)
                                                                                      --------------
Net Assets  100%                                                                      $3,233,729,977
                                                                                      --------------

    28                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.
------------------------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $156,437,025. The aggregate value $110,175,882 is approximately 3.4% of net assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments, non-income producing security.
(f) Fair valued security.
(g) Portion of securities on loan, see Note 4.
(h) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(i) US$--Denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     29

       Prudential High Yield Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $3,757,523,024)                       $3,351,812,274
Interest receivable                                                   65,602,525
Receivable for Fund shares sold                                       39,504,948
Receivable for investments sold                                       11,503,036
Receivable from manager                                                3,877,175
Receivable for securities lending                                      3,832,191
Dividends receivable                                                   2,358,085
Deferred expenses and other assets                                        56,409
Unrealized appreciation on forward currency contracts                     34,627
                                                                  --------------
      Total assets                                                 3,478,581,270
                                                                  --------------
LIABILITIES
Payable to custodian                                                      10,994
Payable to broker for collateral for securities on loan              167,730,584
Payable for investments purchased                                     56,423,119
Dividends payable                                                      8,245,871
Payable for Fund shares reacquired                                     5,365,363
Securities lending rebate payable                                      3,573,812
Distribution fee payable                                               1,262,927
Management fee payable                                                 1,119,559
Accrued expenses                                                       1,116,876
Unrealized depreciation on forward currency contracts                      2,188
                                                                  --------------
      Total liabilities                                              244,851,293
                                                                  --------------
NET ASSETS                                                        $3,233,729,977
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $    4,687,529
   Paid-in capital in excess of par                                4,245,066,821
                                                                  --------------
                                                                   4,249,754,350
   Distributions in excess of net investment income                   (4,152,120)
   Accumulated net realized loss on investments                     (610,072,074)
   Net unrealized depreciation on investments and foreign
      currencies                                                    (401,800,179)
                                                                  --------------
Net assets, June 30, 2000                                         $3,233,729,977
                                                                  --------------
                                                                  --------------

    30                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2000
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,673,313,548 / 242,294,350 shares of common stock
      issued and outstanding)                                              $6.91
   Sales charge (4.00% of offering price)                                    .29
   Maximum offering price to public                                        $7.20
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share ($1,433,700,168 / 208,086,779 shares of common
      stock issued and outstanding)                                        $6.89
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share ($82,673,374
      /
      11,997,676 shares of common stock issued and outstanding)            $6.89
   Sales charge (1.00% of offering price)                                    .07
   Offering price to public                                                $6.96
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($44,042,887 / 6,374,093 shares of common stock
      issued and outstanding)                                              $6.91
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     31

       Prudential High Yield Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                   June 30, 2000
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 175,509,796
   Dividends                                                           6,229,644
   Income from securities loaned, net                                    211,309
                                                                   -------------
      Total Income                                                   181,950,749
                                                                   -------------
Expenses
   Management fee                                                      7,179,577
   Distribution fee--Class A                                           2,035,905
   Distribution fee--Class B                                           6,114,382
   Distribution fee--Class C                                             326,934
   Transfer agent's fees and expenses                                  1,965,000
   Custodian's fees and expenses                                         202,000
   Reports to shareholders                                               196,000
   Legal fees and expenses                                                49,000
   Registration fees                                                      37,000
   Directors' fees and expenses                                           35,000
   Audit fee and expenses                                                 24,000
   Miscellaneous                                                         163,425
                                                                   -------------
      Total expenses                                                  18,328,223
                                                                   -------------
Net investment income                                                163,622,526
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                          (139,029,898)
   Foreign currency transactions                                       2,135,919
   Options written                                                       215,000
                                                                   -------------
                                                                    (136,678,979)
                                                                   -------------
Net change in unrealized depreciation of:
   Investments                                                       (87,632,406)
   Foreign currencies                                                   (629,042)
   Options written                                                      (215,000)
                                                                   -------------
                                                                     (88,476,448)
                                                                   -------------
Net loss on investments and foreign currencies                      (225,155,427)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (61,532,901)
                                                                   -------------
                                                                   -------------

    32                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months
                                                   Ended            Year Ended
                                               June 30, 2000     December 31, 1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $   163,622,526     $   367,935,703
   Net realized loss on investment
      transactions                               (136,678,979)       (178,020,667)
   Net change in unrealized depreciation of
      investments and foreign currencies          (88,476,448)        (53,587,637)
                                              ---------------    -----------------
   Net decrease in net assets resulting
      from operations                             (61,532,901)        136,327,399
                                              ---------------    -----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                     (80,745,835)       (162,305,602)
      Class B                                     (76,458,611)       (191,445,987)
      Class C                                      (4,094,700)         (8,404,338)
      Class Z                                      (2,323,380)         (5,779,776)
                                              ---------------    -----------------
                                                 (163,622,526)       (367,935,703)
                                              ---------------    -----------------
   Dividends in excess of net investment
      income
      Class A                                      (1,536,755)         (1,490,144)
      Class B                                      (1,438,493)         (1,757,685)
      Class C                                         (73,210)            (77,161)
      Class Z                                         (54,304)            (53,065)
                                              ---------------    -----------------
                                                   (3,102,762)         (3,378,055)
                                              ---------------    -----------------
   Tax return of capital distributions
      Class A                                              --          (9,305,993)
      Class B                                              --         (10,976,792)
      Class C                                              --            (481,873)
      Class Z                                              --            (331,391)
                                              ---------------    -----------------
                                                           --         (21,096,049)
                                              ---------------    -----------------
Fund share transactions (Net of share
   conversions)
   (Note 5)
   Net proceeds from shares sold                  527,572,146       2,944,859,997
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                77,560,190         193,970,292
   Cost of shares reacquired                     (910,059,369)     (3,323,984,917)
                                              ---------------    -----------------
   Net decrease in net assets from Fund
      share transactions                         (304,927,033)       (185,154,628)
                                              ---------------    -----------------
Total decrease                                   (533,185,222)       (441,237,036)
NET ASSETS
Beginning of period                             3,766,915,199       4,208,152,235
                                              ---------------    -----------------
End of period                                 $ 3,233,729,977     $ 3,766,915,199
                                              ---------------    -----------------
                                              ---------------    -----------------

    See Notes to Financial Statements                                     33

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited)
      Prudential High Yield Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Security Valuation:    Portfolio securities that are actively traded in
the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are
    34

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m. New York time.
      The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at June 30, 2000 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes original issue discounts as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
      Federal Income Taxes:    It is the intent of the Fund to continue to meet
the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
                                                                          35

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
      Dividends and Distributions:    The Fund declares daily and pays dividends
of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and wash sales.
      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.
      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.
      Securities Lending:    The Fund may lend securities to broker-dealers. The
loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest, on the securities loaned and any gain or loss in the market price of the securities loaned that may
    36

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
occur during the term of the loan will be for the account of the Fund.
Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the six months ended June 30, 2000, PSI has been compensated approximately $71,000.
      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease net investment income by $1,680,520 and increase accumulated net realized loss on investments by $1,680,520. This was primarily due to a reclass of net foreign currency gains. Net investment income, net realized gains and net assets were not affected by this change.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement PIMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC') a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million,
 .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and
 .35% of the Fund's average daily net assets in excess of $3 billion.
      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .25% of the Fund's average daily net assets up to $250 million, .226% of the next $500 million,
 .203% of the next $750 million, .181% of the next $500 million, .160% of the next $500 million, .141% of
                                                                          37

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
the next $500 million and .123% of the Fund's average daily net assets in excess of $3 billion.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, B and C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 2000.
      PIMS has advised the Fund that it has received approximately $311,600 and $69,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2000. From these fees, PIMS paid such sales charges to Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Fund that for the six months ended June 30, 2000, it received approximately $2,227,400 and $62,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIMS, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2000.
    38

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30, 2000, the Fund incurred fees of approximately $1,709,400 for the services of PMFS. As of June 30, 2000, $276,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
      At June 30, 2000, the net receivable of $3,877,175 due from the manager relates to an unrealized loss in connection with an investment transaction. This unrealized loss has been included in net change in unrealized depreciation of investments in the Statement of Operations.
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000 were $1,228,238,069 and $1,632,029,191, respectively.
      At June 30, 2000, the Fund had outstanding forward currency contracts to sell and purchase foreign currencies, as follows:

                                           Value at
         Foreign Currency              Settlement Date        Current
          Sale Contracts                  Receivable           Value        Appreciation
-----------------------------------    ----------------     -----------     -------------
Euro, expiring 7/20/2000                 $ 16,162,516       $16,127,889        $34,627
                                       ----------------     -----------     -------------
                                       ----------------     -----------     -------------
                                           Value at
         Foreign Currency              Settlement Date        Current
        Purchase Contracts                 Payable             Value        Depreciation
-----------------------------------    ----------------     -----------     -------------
Euro, expiring 7/20/2000                 $    996,965       $   994,777        $ 2,188
                                       ----------------     -----------     -------------
                                       ----------------     -----------     -------------

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
      Transactions in options written during the six months ended June 30, 2000, were as follows:

                                                             Number of    Premiums
                                                             Contracts    Received
                                                             ---------    ---------
Options outstanding at
  December 31, 1999.......................................     10,750     $ 215,000
Options expired...........................................     10,750       215,000
                                                             ---------    ---------
Options outstanding at
  June 30, 2000...........................................         --     $      --
                                                             ---------    ---------
                                                             ---------    ---------

      For federal income tax basis of the Fund's investments, including short-term investments, as of June 30, 2000 was $3,761,171,696, accordingly, net unrealized depreciation for federal income tax purposes was $409,359,422 (gross unrealized appreciation-$64,132,373; gross unrealized depreciation-$473,491,795).
      For federal income tax purposes, the Fund has a capital loss carryforward as of June 30, 2000 of approximately $442,409,200 of which $110,441,500 expires in 2000, $162,249,600 expires in 2003 and $169,718,100 expires in 2007. In addition, the Fund will elect to treat net capital losses of approximately $28,323,000 incurred in the two month period ended December 31, 1999 as having been incurred in the current fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.
      As of June 30, 2000, the Fund has securities on loan with an aggregate market value of $159,523,838. The Fund received $167,730,584 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.
    40

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
      The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.
      Transactions in shares of common stock were as follows:

Class A                                                    Shares           Amount
-----------------------------------------------------   ------------    ---------------
Six months ended June 30, 2000:
Shares sold                                               43,504,359    $   304,978,722
Shares issued in reinvestment of dividends                 5,757,865         40,771,095
Shares reacquired                                        (67,269,645)      (477,442,865)
                                                        ------------    ---------------
Net decrease in shares outstanding before conversion     (18,007,421)      (131,693,048)
Shares issued upon conversion from Class B                23,154,368        163,222,394
                                                        ------------    ---------------
Net increase in shares outstanding                         5,146,947    $    31,529,346
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 1999:
Shares sold                                              271,460,456    $ 2,090,617,324
Shares issued in reinvestment of dividends and
  distributions                                           12,007,130         92,000,070
Shares reacquired                                       (276,197,826)    (2,130,432,426)
                                                        ------------    ---------------
Net increase in shares outstanding before conversion       7,269,760         52,184,968
Shares issued upon conversion from Class B                16,897,149        128,328,242
                                                        ------------    ---------------
Net increase in shares outstanding                        24,166,909    $   180,513,210
                                                        ------------    ---------------
                                                        ------------    ---------------

                                                                          41

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                    Shares           Amount
-----------------------------------------------------   ------------    ---------------
Six months ended June 30, 2000:
Shares sold                                               26,725,274    $   188,274,421
Shares issued in reinvestment of dividends                 4,630,773         32,752,733
Shares reacquired                                        (53,694,868)      (381,272,609)
                                                        ------------    ---------------
Net decrease in shares outstanding before conversion     (22,338,821)      (160,245,455)
Shares required upon conversion into Class A             (23,220,292)      (163,222,394)
                                                        ------------    ---------------
Net decrease in shares outstanding                       (45,559,113)   $  (323,467,849)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 1999:
Shares sold                                               92,533,010    $   712,091,062
Shares issued in reinvestment of dividends and
  distributions                                           11,958,428         91,619,587
Shares reacquired                                       (137,029,543)    (1,051,143,533)
                                                        ------------    ---------------
Net decrease in shares outstanding before conversion     (32,538,105)      (247,432,884)
Shares reacquired upon conversion into Class A           (16,936,033)      (128,328,242)
                                                        ------------    ---------------
Net decrease in shares outstanding                       (49,474,138)   $  (375,761,126)
                                                        ------------    ---------------
                                                        ------------    ---------------
Class C
-----------------------------------------------------
Six months ended June 30, 2000:
Shares sold                                                2,268,793    $    16,008,854
Shares issued in reinvestment of dividends                   285,493          2,018,163
Shares reacquired                                         (3,913,233)       (27,839,464)
                                                        ------------    ---------------
Net decrease in shares outstanding                        (1,358,947)   $    (9,812,447)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 1999:
Shares sold                                                9,197,134    $    70,833,321
Shares issued in reinvestment of dividends and
  distributions                                              640,878          4,895,941
Shares reacquired                                         (7,131,689)       (54,661,514)
                                                        ------------    ---------------
Net increase in shares outstanding                         2,706,323    $    21,067,748
                                                        ------------    ---------------
                                                        ------------    ---------------
Class Z
-----------------------------------------------------
Six months ended June 30, 2000:
Shares sold                                                2,584,116    $    18,310,149
Shares issued in reinvestment of dividends                   284,737          2,018,199
Shares reacquired                                         (3,308,002)       (23,504,431)
                                                        ------------    ---------------
Net decrease in shares outstanding                          (439,149)   $    (3,176,083)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 1999:
Shares sold
Shares sold                                                9,225,121    $    71,318,290
Shares issued in reinvestment of dividends and
  distributions                                              710,369          5,454,694
Shares reacquired                                        (11,376,862)       (87,747,444)
                                                        ------------    ---------------
Net decrease in shares outstanding                        (1,441,372)   $   (10,974,460)
                                                        ------------    ---------------
                                                        ------------    ---------------

       Prudential High Yield Fund, Inc.

 Financial
                            Highlights

' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     7.38
                                                                  ----------------
Income from investment operations
Net investment income                                                       .35
Net realized and unrealized gain (loss) on investments                     (.46)
                                                                  ----------------
      Total from investment operations                                     (.11)
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.35)
Distributions in excess of net investment income                           (.01)
Tax return of capital distributions                                          --
                                                                  ----------------   ---
      Total distributions                                                  (.36)
                                                                  ----------------
Net asset value, end of period                                       $     6.91
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           (1.91)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,673,314
Average net assets (000)                                             $1,637,673
Ratios to average net assets:
   Expenses, including distribution fees                                    .83%(b)
   Expenses, excluding distribution fees                                    .58%(b)
   Net investment income                                                   9.92%(b)
For Classes A, B, C and Z shares:
   Portfolio turnover rate                                                   38%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
    44                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
---------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------
   $     7.88          $     8.65           $     8.39           $     8.19           $     7.68
----------------    ----------------     ----------------     ----------------     ----------------
          .71                 .76                  .73                  .75                  .81
         (.45)               (.76)                 .30                  .22                  .53
----------------    ----------------     ----------------     ----------------     ----------------
          .26                  --                 1.03                  .97                 1.34
----------------    ----------------     ----------------     ----------------     ----------------
         (.71)               (.76)                (.73)                (.75)                (.81)
         (.01)               (.01)                (.04)                (.02)                (.02)
         (.04)                 --                   --                   --                   --
----------------    ----------------     ----------------     ----------------     ----------------
         (.76)               (.77)                (.77)                (.77)                (.83)
----------------    ----------------     ----------------     ----------------     ----------------
   $     7.38          $     7.88           $     8.65           $     8.39           $     8.19
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
         3.38%              (0.13)%              12.81%               12.60%               18.17%
   $1,750,618          $1,677,605           $1,730,473           $1,564,429           $1,336,354
   $1,746,123          $1,712,531           $1,635,480           $1,385,143           $1,056,555
          .80%                .67%                 .69%                 .72%                 .75%
          .55%                .52%                 .54%                 .57%                 .60%
         9.30%               9.04%                8.59%                9.20%               10.13%
           70%                103%                 113%                  89%                 .78%

    See Notes to Financial Statements                                     45

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     7.36
                                                                  ----------------
Income from investment operations
Net investment income                                                       .32
Net realized and unrealized gain (loss) on investments                     (.45)
                                                                  ----------------
      Total from investment operations                                     (.13)
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.32)
Distributions in excess of net investment income                           (.02)
Tax return of capital distributions                                          --
                                                                  ----------------
      Total distributions                                                  (.34)
                                                                  ----------------
Net asset value, end of period                                       $     6.89
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           (2.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,433,700
Average net assets (000)                                             $1,639,461
Ratios to average net assets:
   Expenses, including distribution fees                                   1.33%(b)
   Expenses, excluding distribution fees                                    .58%(b)
   Net investment income                                                   9.38%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
    46                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class B
---------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------
   $     7.86          $     8.63           $     8.38           $     8.18           $     7.67
----------------    ----------------     ----------------     ----------------     ----------------
          .67                 .71                  .68                  .71                  .76
         (.45)               (.76)                 .29                  .22                  .53
----------------    ----------------     ----------------     ----------------     ----------------
          .22                (.05)                 .97                  .93                 1.29
----------------    ----------------     ----------------     ----------------     ----------------
         (.66)               (.71)                (.68)                (.71)                (.76)
         (.02)               (.01)                (.04)                (.02)                (.02)
         (.04)                 --                   --                   --                   --
----------------    ----------------     ----------------     ----------------     ----------------
         (.72)               (.72)                (.72)                (.73)                (.78)
----------------    ----------------     ----------------     ----------------     ----------------
   $     7.36          $     7.86           $     8.63           $     8.38           $     8.18
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
         2.86%               (.70)%              12.07%               11.97%               17.49%
   $1,867,620          $2,381,793           $2,640,491           $2,596,207           $2,730,903
   $2,180,904          $2,557,252           $2,589,122           $2,652,883           $2,725,385
         1.30%               1.27%                1.29%                1.32%                1.35%
          .55%                .52%                 .54%                 .57%                 .60%
         8.78%               8.41%                7.99%                8.62%                9.56%

    See Notes to Financial Statements                                     47

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   7.36
                                                                      --------
Income from investment operations
Net investment income                                                      .33
Net realized and unrealized gain (loss) on investments                    (.46)
                                                                      --------
      Total from investment operations                                    (.13)
                                                                      --------
Less distributions
Dividends from net investment income                                      (.33)
Distributions in excess of net investment income                          (.01)
Tax return of capital distributions                                         --
                                                                      --------
      Total distributions                                                 (.34)
                                                                      --------
Net asset value, end of period                                        $   6.89
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                          (2.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 82,673
Average net assets (000)                                              $ 87,661
Ratios to average net assets:
   Expenses, including distribution fees                                  1.33%(b)
   Expenses, excluding distribution fees                                   .58%(b)
   Net investment income                                                  9.39%(b)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
    48                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
---------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------
    $   7.86            $   8.63             $   8.38             $   8.18             $   7.67
    --------            --------             --------             --------             --------
         .67                 .71                  .68                  .71                  .76
        (.45)               (.76)                 .29                  .22                  .53
    --------            --------             --------             --------             --------
         .22                (.05)                 .97                  .93                 1.29
    --------            --------             --------             --------             --------
        (.67)               (.71)                (.68)                (.71)                (.76)
        (.01)               (.01)                (.04)                (.02)                (.02)
        (.04)                 --                   --                   --                   --
    --------            --------             --------             --------             --------
        (.72)               (.72)                (.72)                (.73)                (.78)
    --------            --------             --------             --------             --------
    $   7.36            $   7.86             $   8.63             $   8.38             $   8.18
    --------            --------             --------             --------             --------
    --------            --------             --------             --------             --------
        2.86%              (0.70)%              12.07%               11.97%               17.49%
    $ 98,347            $ 83,687             $ 55,879             $ 43,374             $ 24,021
    $ 95,443            $ 67,296             $ 45,032             $ 28,647             $ 12,063
        1.30%               1.27%                1.29%                1.32%                1.35%
         .55%                .52%                 .54%                 .57%                 .60%
        8.81%               8.49%                7.99%                8.60%                9.49%

    See Notes to Financial Statements                                     49

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   7.39
                                                                      --------
Income from investment operations
Net investment income                                                      .36
Net realized and unrealized gain (loss) on investments                    (.47)
                                                                      --------
      Total from investment operations                                    (.11)
                                                                      --------
Less distributions
Dividends from net investment income                                      (.36)
Distributions in excess of net investment income                          (.01)
Tax returns of capital distributions                                        --
                                                                      --------
      Total distributions                                                 (.37)
                                                                      --------
Net asset value, end of period                                        $   6.91
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                          (1.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 44,043
Average net assets (000)                                              $ 46,076
Ratios to average net assets:
   Expenses, including distribution fees                                   .58%(b)
   Expenses, excluding distribution fees                                   .58%(b)
   Net investment income                                                 10.14%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
    50                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                                                               March 1, 1996(c)
                 Year Ended December 31,                           Through
----------------------------------------------------------       December 31,
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $   7.88             $   8.65             $   8.39             $   8.34
    --------             --------             --------             --------
         .73                  .76                  .74                  .63
        (.44)                (.75)                 .30                  .07
    --------             --------             --------             --------
         .29                  .01                 1.04                  .70
    --------             --------             --------             --------
        (.73)                (.76)                (.74)                (.63)
        (.01)                (.02)                (.04)                (.02)
        (.04)                  --                   --                   --
    --------             --------             --------             --------
        (.78)                (.78)                (.78)                (.65)
    --------             --------             --------             --------
    $   7.39             $   7.88             $   8.65             $   8.39
    --------             --------             --------             --------
    --------             --------             --------             --------
        3.79%                0.00%               12.96%                8.77%
    $ 50,330             $ 65,068             $ 41,625             $ 31,748
    $ 60,652             $ 57,453             $ 35,808             $ 28,978
         .55%                 .52%                 .54%                  57%(b)
         .55%                 .52%                 .54%                 .57%(b)
        9.53%                9.23%                8.74%                9.31%(b)

    See Notes to Financial Statements                                     51

Prudential High Yield Fund, Inc.
Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth
It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance-not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

For More Information
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols      NASDAQ    CUSIP
   Class A        PBHAX   74435F106
   Class B        PBHYX   74435F205
   Class C        PBHCX   74435F304
   Class Z        PHYZX   74435F403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF110E2   74435F106   74435F205   74435F304   74435F403

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